Annual Fund Operating Expenses - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF Class	Nov. 06, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%